Equity Incentive Plan - Issuance of shares to consultants (Details) - shares shares in Millions	12 Months Ended
	May 31, 2025	May 31, 2024
Consultants | 2012 Equity Incentive Plan
Share-based Compensation
Stocks issued for severance payment	0.4	2.5